SUPPLEMENT
                               dated March 3, 2003
                       to the PROSPECTUS dated May 1, 2002

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund

--------------------------------------------------------------------------------

           ALL FUNDS

           Effective March 1, 2003, WPG's corporate parent, Robeco, has renamed its U.S. investment advisory and broker-dealer operations, previously known as Weiss, Peck & Greer, L.L.C., to Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"). The reorganization follows the recent acquisitions by Robeco of two other U.S. investment management firms, Sage Capital Management ("Sage") and a majority interest in Boston Partners Asset Management ("BPAM"). As a result of the reorganization, the investment advisory and broker-dealer operations of WPG have been separated into divisions of Robeco USA. The investment advisory services will be conducted under the name Weiss, Peck & Greer Investments, and the broker-dealer services will be conducted under the name Robeco USA Brokerage Services. Certain corporate infrastructure and support functions have moved to Robeco USA, Inc., the direct parent of Robeco USA, Sage and BPAM. The ultimate indirect ownership of WPG by Robeco remains unchanged, and the reorganization will not affect the investment management process or result in any personnel changes.

           Accordingly, upon the effectiveness of the reorganization, the combined Prospectus, dated May 1, 2002, for the above referenced funds (the "Prospectus") is hereby revised so that all references to "Weiss, Peck & Greer, L.L.C.", "WPG" or "the adviser" shall mean Robeco USA, through its division Weiss, Peck & Greer Investments.

           WPG GOVERNMENT MONEY MARKET FUND

           Sean Simko has been appointed as a co-portfolio manager of the WPG Government Money Market Fund. Mr. Simko replaces the fund's former co-portfolio manager, Daniel S. Vandivort. The Prospectus is hereby revised as follows:

On Page 18 of the Prospectus, the biographical information regarding Daniel S. Vandivort is replaced with the following:

------------------------------- ---------------------------- ----------- ----------------------------------------------------------
Fund                            Portfolio Manager(s)         Since       Past 5 Years' Business Experience
------------------------------- ---------------------------- ----------- ----------------------------------------------------------

WPG Government Money Market     Sean Simko                   2003        Vice president of the adviser.  Joined the adviser in
Fund*                                                                    2002.  From 1999 to 2002, Portfolio Manager and Money
                                                                         Market Account Manager at SEI Investments. Prior
                                                                         thereto, performed various trading roles at The Vanguard
                                                                         Group.

------------------------------- ---------------------------- ----------- ----------------------------------------------------------

* Thomas J. Girard remains as the other co-portfolio manager of the fund.


           WPG QUANTITATIVE EQUITY FUND

           George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Prospectus, dated May 1, 2002, for the above referenced funds (the "Prospectus") is hereby revised as follows:

On Page 18 of the Prospectus, the biographical information regarding David E. Byrket and Frederick W. Herrmann is replaced with the following:

------------------------------- ---------------------------- ----------- ----------------------------------------------------------
Fund                            Portfolio Manager(s)         Since       Past 5 Years' Business Experience
------------------------------- ---------------------------- ----------- ----------------------------------------------------------

WPG Quantitative Equity Fund    George H. Boyd, III          2003        Senior Managing Director and Head of the Equity
                                                                         Investment area of the adviser since 2001.  Prior
                                                                         thereto, Chief Institutional Portfolio Manager at Brown
                                                                         Brothers Harriman.

                                                                         Portfolio Manager of the adviser since 2003.  Prior
                                E. K. Easton Ragsdale        2003        thereto, Managing Director and Associate Head of Equity
                                                                         at State Street Research & Management Co.
------------------------------- ---------------------------- ----------- ----------------------------------------------------------

                                   SUPPLEMENT
                               dated March 3, 2003
          to the STATEMENT OF ADDITIONAL INFORMATION dated May 1, 2002

                    WEISS, PECK & GREER, L.L.C. MUTUAL FUNDS

                        WPG Government Money Market Fund
                         WPG Tax Free Money Market Fund
                      WPG Intermediate Municipal Bond Fund
                               WPG Core Bond Fund
                            WPG Large Cap Growth Fund
                                 WPG Tudor Fund
                          WPG Quantitative Equity Fund


           ALL FUNDS

           Effective March 1, 2003, WPG's corporate parent, Robeco, has renamed its U.S. investment advisory and broker-dealer operations, previously known as Weiss, Peck & Greer, L.L.C., to Robeco USA, L.L.C., a Delaware limited liability company ("Robeco USA"). The reorganization follows the recent acquisitions by Robeco of two other U.S. investment management firms, Sage Capital Management ("Sage") and a majority interest in Boston Partners Asset Management ("BPAM"). As a result of the reorganization, the investment advisory and broker-dealer operations of WPG have been separated into divisions of Robeco USA. The investment advisory services will be conducted under the name Weiss, Peck & Greer Investments, and the broker-dealer services will be conducted under the name Robeco USA Brokerage Services. Certain corporate infrastructure and support functions have moved to Robeco USA, Inc., the direct parent of Robeco USA, Sage and BPAM. The ultimate indirect ownership of WPG by Robeco remains unchanged, and the reorganization will not affect the investment management process or result in any personnel changes.

           Accordingly, upon the effectiveness of the reorganization, the combined Statement of Additional Information, dated May 1, 2002, for the above referenced funds (the "SAI") is hereby revised so that all references to "Weiss, Peck & Greer, L.L.C.", "WPG" or "the adviser" shall mean Robeco USA, through its division Weiss, Peck & Greer Investments.

           WPG GOVERNMENT MONEY MARKET FUND

           Sean Simko has been appointed as a co-portfolio manager of the WPG Government Money Market Fund. Mr. Simko replaces the fund's former co-portfolio manager, Daniel S. Vandivort. The SAI is hereby revised as follows:

           On page 39 of the SAI, the following is added:

------------------------------------------------------ ---------------------------------------------------------------------
Name, Address and Date of Birth                        Principal Occupation(s) During Past Five Years

------------------------------------------------------ ---------------------------------------------------------------------
Sean Simko*                                            Vice president of WPG.  Joined WPG in 2002.  From 1999 to 2002,
One New York Plaza                                     Portfolio Manager and Money Market Account Manager at SEI
New York, New York 10004                               Investments. Prior thereto, performed various trading roles at The
                                                       Vanguard Group.
04/23/70

------------------------------------------------------ ---------------------------------------------------------------------

*  Deemed to be an "interested person" of the funds.

           WPG QUANTITATIVE EQUITY FUND

           George H. Boyd, III and E. K. Easton Ragsdale have been appointed as co-portfolio managers of the WPG Quantitative Equity Fund. Messrs. Boyd and Ragsdale replace the fund's former co-portfolio managers, David E. Byrket and Frederick W. Herrmann. The combined Statement of Additional Information, dated May 1, 2002, for the above referenced funds (the "SAI") is hereby revised as follows:

           1. On page 32 of the SAI in the second full paragraph, the references to David E. Byrket and Frederick W. Herrmann are deleted.

           2. On page 39 of the SAI, the descriptions of David E. Byrket and Frederick W. Herrmann are deleted and replaced with the following:


------------------------------------------------------ ---------------------------------------------------------------------
Name, Address and Date of Birth                        Principal Occupation(s) During Past Five Years

------------------------------------------------------ ---------------------------------------------------------------------
George H. Boyd, III*                                   Senior Managing Director and Head of the Equity Investment, WPG
One New York Plaza                                     (since 2001).  Prior thereto, Chief Institutional Portfolio
New York, New York 10004                               Manager, Brown Brothers Harriman.

01/01/46

------------------------------------------------------ ---------------------------------------------------------------------
E. K. Easton Ragsdale*                                 Portfolio Manager, WPG (since 2003).  Prior thereto, Managing
One New York Plaza                                     Director and Associate Head of Equity, State Street Research &
New York, New York 10004                               Management Co.

10/16/51
------------------------------------------------------ ---------------------------------------------------------------------

*  Deemed to be "interested persons" of the funds.